PROVISIONS (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Changes in other provisions [abstract]
Provisions, beginning balance	$ 35,978,000	$ 30,600,000
Provisions made	44,455,000	39,612,000
Acquisition of subsidiaries	2,008,000	522,000
Provisions used	(53,270,000)	(34,659,000)
Exchange adjustments	1,789,000	(97,000)
Provisions, ending balance	30,960,000	35,978,000
Non-current restructuring provision	1,000,000	0
Warranty
Changes in other provisions [abstract]
Provisions, beginning balance	13,192,000	11,102,000
Provisions made	4,141,000	6,460,000
Acquisition of subsidiaries	0	522,000
Provisions used	(7,740,000)	(4,862,000)
Exchange adjustments	769,000	(30,000)
Provisions, ending balance	10,362,000	13,192,000
Restructuring
Changes in other provisions [abstract]
Provisions, beginning balance	21,863,000	18,590,000
Provisions made	23,972,000	22,790,000
Acquisition of subsidiaries	2,008,000	0
Provisions used	(29,796,000)	(19,445,000)
Exchange adjustments	975,000	(72,000)
Provisions, ending balance	19,022,000	21,863,000
Other
Changes in other provisions [abstract]
Provisions, beginning balance	923,000	908,000
Provisions made	16,342,000	10,362,000
Acquisition of subsidiaries	0	0
Provisions used	(15,734,000)	(10,352,000)
Exchange adjustments	45,000	5,000
Provisions, ending balance	$ 1,576,000	$ 923,000